Capital management policies and procedures	12 Months Ended
Dec. 31, 2021
Capital management policies and procedures [Abstract]
Capital management policies and procedures
27	Capital management policies and procedures

Grupo TMM’s capital management goal is to ensure the capacity of Grupo TMM to continue as a going concern and to provide its stockholders with an appropriate return on their investment. The Company monitors capital based on the carrying value plus its financial debt.

The Company sets its capital amount proportionate to its overall financing structure, meaning, the capital and financial liabilities that are not loans. Grupo TMM manages the capital structure and makes adjustments in light of changes in the economic conditions and the associated risks of the underlying assets. In order to maintain or adjust the capital structure, Grupo TMM may adjust the amount of capital reimbursements to stockholders, or issue new shares or sell assets to reduce its financial debt.

As of December 31, 2021, and 2020, the capital management is summarized as follows:

	2021	2020
Stockholders’ equity	$1,819,098	$2,247,408
Cash and cash equivalents	(87,770)	(142,982)
Stockholders’ equity, net	$1,731,328	$2,104,426

Total financial debt	$122,707	$182,729
Leasing liabilities	409,875	355,513
Overall financing	$532,582	$538,242

Capital-to-overall financing ratio	3.25	3.91